UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced ETF Fund
(Class A)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	36.57%
Large Cap Equity	26.29
International Equity	14.68
Mid Cap Equity	10.69
Small Cap Equity	8.72
Short Term Investments	2.04
Money Market	1.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Class A
Actual	$1,000.00	$1,004.30	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.99
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Class A shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.07%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
194,241	Vanguard Total Bond Market ETF	$15,381,945

TOTAL BOND EXCHANGE TRADED FUNDS — 37.39% (Cost $15,891,285)		$15,381,945
EQUITY EXCHANGE TRADED FUNDS
114,793	Vanguard FTSE Developed Markets ETF	4,924,620
29,589	Vanguard FTSE Emerging Markets ETF	1,248,656
27,965	Vanguard Russell 2000 ETF(a)	3,669,567
44,324	Vanguard S&P 500® ETF	11,059,281
34,178	Vanguard S&P Mid-Cap 400® ETF(a)	4,495,774

EQUITY EXCHANGE TRADED FUNDS — 61.74% (Cost $18,985,325)		$25,397,898
MONEY MARKET MUTUAL FUNDS
426,952	Federated Government Obligations Fund Institutional Class, 1.77%(b)	426,952

TOTAL MONEY MARKET MUTUAL FUNDS — 1.04% (Cost $426,952)		$ 426,952
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.09%
$203,685	Undivided interest of 0.24% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $203,685 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(c)	203,685
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$653,885	Undivided interest of 0.71% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $653,885 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	$ 653,885
SHORT TERM INVESTMENTS — 2.09% (Cost $857,570)		$ 857,570
TOTAL INVESTMENTS — 102.26% (Cost $36,161,132)		$42,064,365
OTHER ASSETS & LIABILITIES, NET — (2.26)%		$ (928,660)
TOTAL NET ASSETS — 100.00%		$41,135,705

(a)	All or a portion of the security is on loan at June 29, 2018.
(b)	Rate shown is the 7-day yield as of June 29, 2018.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West SecureFoundation® Balanced ETF Fund
ASSETS:
Investments at fair value, unaffiliated (including $839,946 of securities on loan)(a)	$41,206,795
Repurchase agreements, fair value(b)	857,570
Dividends and interest receivable	78,671
Total Assets	42,143,036
LIABILITIES:
Payable for distribution fees	9,324
Payable for investments purchased	131,041
Payable to investment adviser	9,396
Payable upon return of securities loaned	857,570
Total Liabilities	1,007,331
NET ASSETS	$41,135,705
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$291,897
Paid-in capital in excess of par	32,885,453
Net unrealized appreciation	5,903,233
Undistributed net investment income	551,260
Accumulated net realized gain	1,503,862
NET ASSETS	$41,135,705
CAPITAL STOCK:
Authorized	20,000,000
Issued and Outstanding	2,918,967
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$14.09
MAXIMUM OFFERING PRICE PER SHARE(c)	$14.83
(a) Cost of investments, unaffiliated	$35,303,562
(b) Cost of repurchase agreements	$857,570
(c) Maximum offering price per share represents the net asset value per share divided by 0.95, based on maximum sales charge of 5.00% of the Fund's offering price.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West SecureFoundation® Balanced ETF Fund
INVESTMENT INCOME:
Income from securities lending	$20,091
Dividends	422,138
Total Income	442,229
EXPENSES:
Management fees	34,986
Shareholder services fees	10,933
Audit and tax fees	8,349
Custodian fees	883
Director's fees	12,546
Distribution fees	54,666
Fund administration fees	39,618
Registration fees	4,895
Shareholder report fees	3,678
Transfer agent fees	10,636
Other fees	8,117
Total Expenses	189,307
Less amount reimbursed by investment adviser	73,717
Net Expenses	115,590
NET INVESTMENT INCOME	326,639
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,296,987
Realized gain distributions received	3,933
Net Realized Gain	1,300,920
Net change in unrealized depreciation on investments	(1,426,289)
Net Realized and Unrealized Loss	(125,369)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,270
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West SecureFoundation® Balanced ETF Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$326,639	$852,312
Net realized gain	1,300,920	2,000,356
Net change in unrealized appreciation (depreciation)	(1,426,289)	3,460,997
Net Increase in Net Assets Resulting from Operations	201,270	6,313,665
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(669,459)
From net realized gains	-	(1,963,439)
Total Distributions	0	(2,632,898)
CAPITAL SHARE TRANSACTIONS:
Shares sold	43,709	988,359
Shares issued in reinvestment of distributions	-	2,632,898
Shares redeemed	(5,006,428)	(13,845,011)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,962,719)	(10,223,754)
Total Decrease in Net Assets	(4,761,449)	(6,542,987)
NET ASSETS:
Beginning of Period	45,897,154	52,440,141
End of Period(a)	$41,135,705	$45,897,154
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	3,117	71,725
Shares issued in reinvestment of distributions	-	187,433
Shares redeemed	(355,915)	(995,728)
Net Decrease	(352,798)	(736,570)
(a) Including undistributed net investment income:	$551,260	$224,621
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Class A
06/29/2018(Unaudited)	$14.03	0.10	(0.04)	0.06	-	-	-	$14.09	0.43% (e)
12/31/2017	$13.08	0.24	1.54	1.78	(0.21)	(0.62)	(0.83)	$14.03	13.70%
12/31/2016	$12.46	0.23	0.85	1.08	(0.26)	(0.20)	(0.46)	$13.08	8.69%
12/31/2015	$12.81	0.22	(0.32)	(0.10)	(0.21)	(0.04)	(0.25)	$12.46	(0.79%)
12/31/2014	$12.28	0.25	0.52	0.77	(0.21)	(0.03)	(0.24)	$12.81	6.22%
12/31/2013	$10.75	0.22	1.44	1.66	(0.13)	(0.00) (f)	(0.13)	$12.28	15.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate
Supplemental Data and Ratios
Class A
06/29/2018 (Unaudited)	$41,136	0.88% (h)	0.53% (h)	1.51% (h)	19% (e)
12/31/2017	$45,897	0.85%	0.53%	1.72%	23%
12/31/2016	$52,440	0.80%	0.53%	1.79%	14%
12/31/2015	$54,991	0.64%	0.53%	1.73%	37%
12/31/2014	$44,991	0.72%	0.53%	1.94%	57%
12/31/2013	$22,960	1.03%	0.53%	1.90%	132%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Total return does not reflect the effect of the sales charges.
(d)	Total return does not include the fee of the SecureFoundation® Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.
This report includes information for Class A shares. An initial sales charge of 5% is imposed on purchases of the Fund's shares and is deducted prior to the investment in the Fund.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 29, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 29, 2018

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are paid or reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$36,366,829
Gross unrealized appreciation on investments	6,349,299
Gross unrealized depreciation on investments	(651,763)
Net unrealized appreciation on investments	$5,697,536
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.16% of the Fund's average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
The Adviser has contractually agreed to reimburse expenses exceed an annual rate of 0.07% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding the shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated within 90 days of the end of the current term. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of 2016	Balance of Recoupable Expenses as of December 31, 2017	Balance of Recoupable Expenses as of June 29, 2018	Recoupment of Past Reimbursed Fees by the Adviser
$146,730	$162,052	$73,717	$0
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class A shares and for providing or arranging for the provision of services to Class A shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class A shares.
The Fund has adopted a shareholder services plan. Under this plan shareholder servicing agents will provide administrative and support services to shareholders. For these services Class A pays an annual fee of up to 0.05% of its average daily net assets.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.

Semi-Annual Report - June 29, 2018

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments were $8,448,994 and $12,982,896, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $839,946 and received collateral as reported on the Statement of Assets and Liabilities of $857,570 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of the securities loaned consisted entirely of equity exchange traded funds. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West SecureFoundation Balanced ETF Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Class A Shares as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, the Fund was in the second, first and first quartiles of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three- and five-year periods ended December 31, 2017, respectively. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Class A Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was the lowest of its peer group and lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also considered that, to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWLA and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWLA NY”), and that shareholders pay GWLA and GWLA NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018